U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.


     1.   Name and address of issuer:  Prudential
          Developing  Markets Fund, 100  Mulberry
          Street,  Gateway Center Three,  Newark,
          NJ 07102-4077.

     2.     Name of each series or class of securities for which
       this Form is filed (If the Form is being filed for all   series
       and classes of securities of the issuer, check the box but do
       not list series or classes):    [X]

     3.   Investment Company Act File Number: 811-
          8753.
          Securities Act File Number:  333-50373.

     4.(a)Last day of fiscal year for which this notice is filed: May 31, 2000; July 28,
          2000, close-out date.

       (b)[  ]  Check box if this Form  is  being
          filed  late (i.e. more than 90 calendar
          days  after  the  end of  the  issuer's
          fiscal year). (See Instruction A.2)

     Note:  If  the  Form  is being  filed  late,
          interest   must   be   paid   on    the
          registration fee due.

       (c)[x]  Check box if this is the last time
          the issuer will be filing this Form.

     5.   Calculation of registration fee:

         (i) Aggregate sale price of securities
             sold during the fiscal year in
                 reliance    on    rule    24(f):
$7,888,961

          (ii)   Aggregate  price  of  securities
redeemed or
             repurchased during the fiscal year
                       (if           applicable):
$38,418,525

       (iii)     Aggregate price of securities redeemed
              or  repurchased  during  any  prior
       fiscal
              year ending no earlier than October
       11,1995
              that  were not previously  used  to
       reduce
             registration fees payable to
                        the           Commission.
       $-0-

        (iv)      Total available redemption credits
                 [add  items  5(ii)  and  5(iii)]
        S38,418,525

         (v)  Net sales - If item 5(i)is greater
              than  Item  5  (iv) [subtract  item
         5(iv)
                     from        item        5(i)
         $-0-

        (vi)      Redemption credits available for use
                in future years.
                 -if  item 5(i)is less than  item
        5(iv)
                  [subtract  item  5(i)from  item
        (5(iv)]   $30,529,564

          (vii)    Multiplier   for   determining
     registration
                fee.   (See   instruction   C.9):
        X .000250

      (viii)    Registration fee due [multiply item
              5(v) by item 5 (vii)] enter "0" if
                  no       fee      is       due.
      = $-0-

      6.   Prepaid Shares
         If   the  response  to  item  5(i)   was
         determined  by deducting  an  amount  of
         securities  that  were registered  under
         the  Securities Act of 1933 pursuant  to
         rule  24e-2 as in effect before  October
         11,  1997,  then report  the  amount  of
         securities  (number of shares  or  other
         units)  deducted here:    -0-     .   If
         there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- .

      7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's  fiscal year (See  Instruction
      D):       $-0-

      8.   Total amount of the registration fee due
         plus any interest due [line 5(viii) plus
                         line                 7]:
      $-0-

      9. Date the registration fee and any interest payment was sent to the Commission's lockbox
         depository: N/A

         Method of Delivery: N/A

                     [ ]  Wire Transfer
                     [ ]  Mail or other means








                           SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title) /s/Marguerite E. H.
Morrison
                                 Marguerite E. H.
          Morrison
                                 Secretary


     Date: February 8, 2001

























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